GOODWILL - Schedule of Goodwill By Operating Segments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 34,911	$ 28,662	$ 20,227
Infrastructure
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14,487	8,789
Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14,396	15,005
Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	19	20
Renewable Power and Transition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	3,335	1,500
Asset management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 2,674	$ 3,348